Trade and other receivables (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Factoring of receivables [member]
Factoring of receivables [Line Items]
Trade Receivables Derecognised Pursuant To Sale To The Bank	₨ 9,254	₨ 9,049